Related Party Transactions - Summary of Compensation of Directors and Key Management (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 02, 2023	Oct. 02, 2022	Oct. 02, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Salaries, bonuses, benefits and directors' fees included in the Consolidated Statements of Comprehensive Loss	$ 2,481	$ 2,557	$ 509	$ 1,499	$ 1,303	$ 901
Salaries, bonuses and benefits included in PP&E	576	0	0	242	0	0
Equity compensation	1,538	361	132	$ 1,670	$ 644	$ 672
Total for the year ended December 31,							$ 8,006	$ 4,865	$ 2,214
Total due to directors and key management	$ 2,376	$ 1,415	$ 671				$ 2,376	$ 1,415	$ 671